GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Revenue by Geographic Area
1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2019	2018 *)	2017 *)

Americas	$912.7	$892.4	$871.3
Europe , Middle East and Africa	849.9	809.0	765.9
Asia Pacific	232.2	215.1	217.5
	$1,994.8	$1,916.5	$1,854.7

*)
Starting 2019, Middle East and Africa are part of the “Europe Middle East and Africa” region, while before it was part of “Asia Pacific, Middle East and Africa” region. 2018 and 2017 figures were reclassified to present the updated revenue distribution by geography.

Property and Equipment, Net by Geographic Area
2.	Property and equipment, net:

	December 31,
	2019	2018

Israel	$77.4	$71.6
U.S.	5.8	3.5
Rest of the world	4.5	3.4

	$87.7	$78.5

Total Revenues by Product Lines
b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended
December 31, 2019, 2018 and 2017 by product lines:

	Year ended December 31,
	2019	2018	2017

Product and licenses:
Network security Gateways	$455.9	$468.5	$506.0
Other *)	54.9	57.1	53.0

	510.8	525.6	559.0
Security subscriptions	610.3	542.3	480.4
Software updates and maintenance	873.7	848.6	815.3

Total revenues	$1,994.8	$1,916.5	$1,854.7

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2019	2018	2017

Financial income:
Interest income	$93.3	$88.5	$74.9

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	2.0	13.6	20.0
Realized loss (gain) on sale of marketable securities, net	(0.5)	1.8	0.2
Foreign currency re-measurement loss	8.9	5.7	5.6
Others	2.3	2.3	2.1

	12.7	23.4	27.9

	$80.6	$65.1	$47.0